Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net loss	$ (5,162,454)	$ (6,701,203)	$ (8,167,154)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	591,321	314,023	87,723
Depreciation of leasehold improvements and equipment and right of use assets	742,030	123,289	90,345
Gain on disposal of subsidiaries		(825,153)
Provision for expected credit loss on accounts receivable	520,555
Impairment losses of other assets		44,827
Share-based compensation		1,266,890	1,973,454
Non-cash lease costs	128,266	191,385	249,749
Changes in operating assets and liabilities:
Inventories	368,954	(385,598)	(381,945)
Accounts receivable	(8,109,852)	(2,625,580)	(104)
Prepaid expenses and other assets	(4,782,202)	(80,092)	(48,753)
Operating lease liability	(295,416)	(177,779)	(233,903)
Accounts payable	5,564,165	3,689,193	1,078,955
Deferred revenue	823,874	657,938	484,115
Other current liabilities	2,457,509	415,288	811,543
Amount due from/to related parties	(7,288)	(24,979)	61,003
Net Cash used in Operating Activities	(7,160,538)	(4,117,551)	(3,994,972)
Cash Flows From Investing Activities:
Purchase of intangible assets	(890,377)	(853,049)	(459,198)
Purchase of leasehold improvements and equipment	(698,282)	(286,009)	(156,570)
Purchase of a promissory note	(3,000,000)
Net Cash used in Investing Activities	(4,588,659)	(1,139,058)	(615,768)
Cash Flows From Financing Activities
Disposal of subsidiaries		(8,867)
Proceeds from issuance of ordinary shares	15,543,750	300,000
Proceeds from issuance of convertible notes	1,489,200	3,333,200
Proceeds from issuance of SAFE note		750,000
Increase in investment in subsidiary			8,426
Investment in subsidiaries by non-controlling interest
Proceeds from term loan		1,923,179	1,004,978
Repayment of loan payables	(1,503,945)	(945,528)	(44,464)
Net Cash provided by Financing Activities	15,529,005	5,351,984	968,940
Effect of Exchange Rate Changes on Cash	59,576	(80,259)	(74,893)
Net changes in cash	3,839,384	15,116	(3,716,693)
Cash at beginning of the period	1,554,464	1,539,348	5,256,041
Cash at end of the period	5,393,848	1,554,464	1,539,348
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	294,140	283,521	25,992
Cash paid for taxes
Supplemental Disclosure of Non-Cash Financing Activities:
Conversion of convertible notes into ordinary shares		2,920,800
Conversion of SAFE note into ordinary shares		$ 750,000